Fair Value Measurement - Roll-forward of the beginning and ending balance of the Level 3 warrants and derivative liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rollforward of the beginning and ending balance of the Level 3 warrants and derivative liabilities
Beginning balance	¥ 1,648,690
Issuance	328,461	¥ 1,240,859
Unrealized fair value change loss/(gain)	(272,327)	504,164
Exercise	(1,706,003)	(45,858)
Expire		(77,739)
Translation to reporting currency	¥ (1,179)	(27,264)
Ending balance		¥ 1,648,690